LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND


December 15, 1995


Dear Shareholder:


We are pleased to report that, for the year ended October 31, 1995, The JPM Institutional Treasury Money Market Fund outperformed its benchmark, the IBC/Donoghue U.S. Treasury & Repo Money Market Fund Average. The Fund returned 5.69% versus a benchmark return of 5.11%. We believe security selection and active maturity management contributed to the Fund's return for the period and has helped it to consistently outperform its benchmark since its inception on January 4, 1993 (see table on page 4).

The Fund's net asset value remained $1.00 per share. The Fund's net assets were approximately $145.1 million at the end of the reporting period. The net assets of The Treasury Money Market Portfolio, in which the Fund invests, totaled approximately $317.9 million on October 31, 1995.

MARKET ENVIRONMENT

The interest rate environment changed direction over the period, as the Federal Reserve went from tightening to eventually easing monetary policy. As the Fed continued to raise short-term interest rates at the end of 1994, yields rose on Treasuries of all maturities. The difference or "spread" in yield between overnight and one-year money market instruments remained wide, as investors continued to anticipate further rate increases. However, weak economic growth caused a shift in investor sentiment, as the markets began to anticipate a Fed easing of monetary policy, which occurred in July. Money markets generally reacted positively, causing the yield curve to flatten.

PORTFOLIO REVIEW

Morgan systematically draws upon proprietary economic research in order to allocate assets and control the Portfolio's maturity structure. Our portfolio managers actively allocate the Portfolio's investments among Treasury securities and repurchase agreements in order to increase the potential for achieving higher returns.

TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS.............1     FUND PERFORMANCE...........4
FUND FACTS AND HIGHLIGHTS..............3     FINANCIAL STATEMENTS.......6

During the period we managed the Portfolio's duration around our interest rate outlook. For example, as rates were rising, we positioned the Portfolio defensively with a short target average life of 30 days relative to its benchmark. As rates began to stabilize, we gradually lengthened this target to around 60 days, focusing on short-term and one-year issues to achieve this goal. The Portfolio ended the period with an actual average life of 70 days.

In terms of asset allocation, the Portfolio's repurchase agreement positions helped performance during the period by providing attractive yields.

INVESTMENT OUTLOOK

A credible budget package and continued favorable inflation data could allow the Federal Reserve to reduce short-term rates another 25 to 50 basis points in the near term. Given our view that rates will either be reduced or held steady over the next few months, we expect to maintain the Portfolio's target average life of around 60 days, which is currently about 15 days longer than the IBC/Donoghue peer group.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.


Sincerely,


/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services

FUND FACTS


INVESTMENT OBJECTIVE

The JPM Institutional Treasury Money Market Fund seeks to provide current income, maintain a high level of liquidity and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of direct obligations of the U.S. Treasury and repurchase agreements.
--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
1/4/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/95
$145,107,709

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/95


EXPENSE RATIO

The Fund's annualized expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1995


DAYS TO MATURITY
(PERCENTAGE OF TOTAL INVESTMENTS)
[pie graph]
                / / 0-30 days 32.3%
                / / 31-60 days 17.7%
                / / 61-90 days 17.1%
                / / 90+ days 32.9%


AVERAGE 7-DAY YIELD
5.42%


AVERAGE LIFE
70 days

FUND PERFORMANCE


EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                      TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS

                                 THREE    SIX      ONE    FIVE    SINCE
AS OF OCTOBER 31, 1995           MONTHS   MONTHS   YEAR   YEARS   INCEPTION*
-------------------------------------------------- -----------------------------
The JPM Institutional Treasury
 Money Market Fund                1.39%    2.86%    5.69%    -       4.12%
IBC/Donoghue's U.S. Treasury
  & Repo Money Market
  Fund Average                    1.25%    2.57%    5.11%    -       3.69%

AS OF SEPTEMBER 30, 1995
-------------------------------------------------- ---------------------------
The JPM Institutional Treasury
 Money Market Fund                1.41%    2.89%    5.62%    -       4.07%
IBC/Donoghue's U.S. Treasury
 & Repo Money Market Fund
 Average                          1.26%    2.59%    5.03%    -       3.64%

*1/4/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE TREASURY MONEY MARKET PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Treasury Money Market Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS
BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Treasury Money Market Portfolio ("Portfolio"), at value      $145,780,547
Deferred Organization Expenses                                                       46,360
Prepaid Expenses                                                                      1,024
                                                                               ------------
    Total Assets                                                                145,827,931
                                                                               ------------

LIABILITIES
Dividends Payable                                                                   631,187
Shareholder Servicing Fee Payable                                                    31,123
Financial and Fund Accounting Services Fee Payable                                    7,932
Administration Fee Payable                                                            2,959
Fund Services Fee Payable                                                               634
Accrued Expenses                                                                     46,387
                                                                               ------------
    Total Liabilities                                                               720,222
                                                                               ------------

NET ASSETS
Applicable to 145,071,925 Shares of Beneficial Interest Outstanding            $145,107,709
 (unlimited shares authorized, par value $0.001)
                                                                               ------------
                                                                               ------------
Net Asset Value, Offering and Redemption Price Per Share                              $1.00

ANALYSIS OF NET ASSETS
Paid-In Capital                                                                $145,071,925
Accumulated Net Realized Gain on Investment                                          35,784
                                                                               ------------
Net Assets                                                                     $145,107,709
                                                                               ------------
                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                                       $5,405,117
Allocated Portfolio Expenses (Net of Reimbursements of $55,883)                   (187,771)
                                                                                ----------
Net Investment Income Allocated from Portfolio                                   5,217,346

FUND EXPENSES
Shareholder Servicing Fee                                            $ 101,100
Registration Fees                                                       34,972
Administration Fee                                                      23,920
Amortization of Organization Expenses                                   21,286
Transfer Agent Fee                                                      16,855
Printing Expenses                                                       15,000
Fund Services Fee                                                        8,445
Trustees' Fees and Expenses                                              1,898
Miscellaneous                                                           12,582
                                                                     ---------
    Total Fund Expenses                                                236,058
Less: Reimbursements of Expenses                                      (236,058)
                                                                     ---------

NET FUND EXPENSES                                                                        0
                                                                                ----------
NET INVESTMENT INCOME                                                            5,217,346

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO                            38,279
                                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $5,255,625
                                                                                ----------
                                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 FOR THE FISCAL    FOR THE FISCAL
                                                                                   YEAR ENDED        YEAR ENDED
                                                                                OCTOBER 31, 1995  OCTOBER 31, 1994
                                                                                ----------------  ----------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                            $    5,217,346    $    2,225,816
Net Realized Gain (Loss) on Investment Allocated from Portfolio                          38,279            (2,067)
                                                                                ----------------  ----------------
Net Increase in Net Assets Resulting from Operations                                  5,255,625         2,223,749
                                                                                ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                                (5,217,346)       (2,225,816)
Net Realized Gain                                                                      --                  (5,253)
                                                                                ----------------  ----------------
Total Distributions to Shareholders                                                  (5,217,346)       (2,231,069)
                                                                                ----------------  ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold                                    438,967,460       114,320,626
Reinvestment of Dividends and Distributions                                           2,046,540           928,479
Cost of Shares of Beneficial Interest Redeemed                                     (376,090,767)      (60,572,235)
                                                                                ----------------  ----------------
Net Increase from Transactions in Shares of Beneficial Interest                      64,923,233        54,676,870
                                                                                ----------------  ----------------
Total Increase in Net Assets                                                         64,961,512        54,669,550

NET ASSETS
Beginning of Fiscal Year                                                             80,146,197        25,476,647
                                                                                ----------------  ----------------
End of Fiscal Year                                                               $  145,107,709    $   80,146,197
                                                                                ----------------  ----------------
                                                                                ----------------  ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                  FOR THE PERIOD
                                                                                                 JANUARY 4, 1993
                                                                 FOR THE FISCAL YEAR ENDED       (COMMENCEMENT OF
                                                             ----------------------------------   OPERATIONS) TO
                                                             OCTOBER 31, 1995  OCTOBER 31, 1994  OCTOBER 31, 1993
                                                             ----------------  ----------------  ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                           $     1.00        $     1.00         $   1.00
                                                             ----------------  ----------------        --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.0555            0.0354           0.0220
Net Realized Gain (Loss) on Investment Allocated from
 Portfolio                                                           0.0003           (0.0000)(a)        0.0000(a)
                                                             ----------------  ----------------        --------
Total From Investment Operations                                     0.0558            0.0354           0.0220
                                                             ----------------  ----------------        --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                               (0.0555)          (0.0354)          (0.0220)
Net Realized Gain                                                   --                (0.0001)          --
                                                             ----------------  ----------------        --------
Total Distributions to Shareholders                                 (0.0555)          (0.0355)         (0.0220)
                                                             ----------------  ----------------        --------

NET ASSET VALUE, END OF PERIOD                               $        1.00     $        1.00     $       1.00
                                                             ----------------  ----------------        --------
                                                             ----------------  ----------------        --------
Total Return                                                          5.69%             3.61%            2.23%(b)
                                                             ----------------  ----------------        --------
                                                             ----------------  ----------------        --------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)                   $   145,108       $   80,146        $   25,477
Ratios to Average Net Assets
    Expenses                                                          0.20%             0.20%            0.27%(c)
    Net Investment Income                                             5.56%             3.81%            2.81%(c)
    Decrease Reflected in Expense ratio due to
      Expense Reimbursement                                           0.31%             0.47%            0.76%(c)

------------------------
(a)  Less than $0.0001
(b)  Not Annualized
(c)  Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Treasury Money Market Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on January 4, 1993.

The Fund invests all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (46% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $104,282. These costs were deferred and are being amortized on a straight-line basis over a five-year period from commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)For United States federal income tax purposes the Fund utilized a capital loss carryforward of $2,067 during the fiscal year ended October 31, 1995.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the fiscal year ended October 31, 1995, Signature's fee amounted to $23,920.

    b)During the period November 1, 1994 through August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan may receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.05% of the Fund's average daily net assets. For the period November 1, 1994 through August 31, 1995, Morgan agreed to reimburse the Fund $50,545 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.20% of the average daily net assets of the Fund through October 31, 1996. For the fiscal year ended October 31, 1995, Morgan has agreed to reimburse the Fund $185,513 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.11% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1995, the fee for these services amounted to $101,100.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $8,445 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,100.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Treasury Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Treasury Money Market Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period January 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 15, 1995

The Treasury Money Market Portfolio
Annual Report October 31, 1995

(The following pages should be read in conjunction with The JPM Institutional Treasury Money Market Fund
Annual Financial Statements)

THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                           YIELD TO
    AMOUNT                                               MATURITY    MATURITY/
(IN THOUSANDS)           SECURITY DESCRIPTION              DATE        COUPON        VALUE
--------------  ---------------------------------------  ---------  ------------ ------------
U. S. TREASURY OBLIGATIONS (67.7%)
      $ 56,692  United States Treasury Bills             12/14/95   5.195-5.240% $ 56,340,041
        50,638  United States Treasury Bills             03/21/96         5.285    49,589,815
        30,000  United States Treasury Bills             01/11/96         5.300    29,686,121
        25,000  United States Treasury Bills             01/25/96         5.380    24,682,431
        10,000  United States Treasury Bills             04/18/96         5.500     9,751,194
        10,000  United States Treasury Bills             03/28/96         5.400     9,778,000
        10,000  United States Treasury Strip
                 (Principal Only)                        02/15/96         6.166     9,828,287
        12,000  United States Treasury Notes             04/15/96         9.375    12,197,914
         8,300  United States Treasury Notes             02/29/96         7.500     8,349,224
         5,000  United States Treasury Notes             05/15/96         7.375     5,040,941
                                                                                 ------------
                Total U.S. Treasury Obligations (amortized cost $215,243,968)     215,243,968
                                                                                 ------------

REPURCHASE AGREEMENT (32.2%)
       102,398  Goldman Sachs Repurchase Agreement dated
                 10/31/95 due 11/01/95, proceeds $102,414,725
                 (collateralized by $40,955,000 U.S. Treasury
                 Notes 6.000%, due 12/31/97 valued at
                 $42,064,033; $41,123,000 U.S. Treasury
                 Bonds 8.875%-14.000%, due 11/15/11-02/15/19
                 valued at $62,382,998) (Cost $102,398,000)        5.880          102,398,000
                                                                                 ------------
                TOTAL INVESTMENTS (COST $317,641,968) (99.9%)                     317,641,968
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                          237,486
                                                                                 ------------
                NET ASSETS (100.0%)                                              $317,879,454
                                                                                 ------------
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value                                        $215,243,968
Repurchase Agreement at Cost and Value                                          102,398,000
Cash                                                                                    396
Interest Receivable                                                                 345,356
Deferred Organization Expenses                                                       12,064
Prepaid Expenses                                                                      3,306
                                                                               ------------
    Total Assets                                                                318,003,090
                                                                               ------------

LIABILITIES
Advisory Fee Payable                                                                 74,001
Custody Fee Payable                                                                  22,360
Fund Services Fee Payable                                                             1,996
Administration Fee Payable                                                            1,510
Accrued Expenses                                                                     23,769
                                                                               ------------
    Total Liabilities                                                               123,636
                                                                               ------------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $317,879,454
                                                                               ------------
                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                       $14,170,239

EXPENSES
Advisory Fee                                                        $ 492,941
Custodian Fees and Expenses                                            46,884
Professional Fees                                                      32,540
Fund Services Fee                                                      22,791
Administration Fee                                                     17,480
Trustees' Fees and Expenses                                             5,548
Amortization of Organization Expenses                                   5,538
Miscellaneous                                                          15,399
                                                                    ---------
    Total Expenses                                                    639,121
LESS: REIMBURSEMENT OF EXPENSES                                      (146,180)
                                                                    ---------

NET EXPENSES                                                                      (492,941)
                                                                               -----------
NET INVESTMENT INCOME                                                           13,677,298

NET REALIZED GAIN ON INVESTMENTS                                                   103,233
                                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $13,780,531
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE FISCAL     FOR THE FISCAL
                                                                                  YEAR ENDED         YEAR ENDED
                                                                               OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                              ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                         $      13,677,298    $    6,192,242
Net Realized Gain (Loss) on Investments                                                 103,233            (6,960)
                                                                              ------------------  ----------------
Net Increase in Net Assets Resulting from Operations                                 13,780,531         6,185,282
                                                                              ------------------  ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                     1,512,814,744       717,721,291
Withdrawals                                                                      (1,408,013,342)     (633,408,231)
                                                                              ------------------  ----------------
Net Increase from Investors' Transactions                                           104,801,402        84,313,060
                                                                              ------------------  ----------------
Total Increase in Net Assets                                                        118,581,933        90,498,342

NET ASSETS
Beginning of Fiscal Year                                                            199,297,521       108,799,179
                                                                              ------------------  ----------------
End of Fiscal Year                                                            $     317,879,454    $  199,297,521
                                                                              ------------------  ----------------
                                                                              ------------------  ----------------

-------------------------------------------------------------------------------------------
SUPPLEMENTARY DATA
-------------------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                   JANUARY 4, 1993
                                                  FOR THE FISCAL YEAR ENDED        (COMMENCEMENT OF
                                             -----------------------------------    OPERATIONS) TO
                                             OCTOBER 31, 1995   OCTOBER 31, 1994   OCTOBER 31, 1993
                                             -----------------  ----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.20%             0.22%            0.26%(a)
  Net Investment Income                            5.55%             3.65%            2.75%(a)
  Decrease Reflected in Expense Ratio
   due to Expense Reimbursements                   0.06%             0.05%            0.07%(a)

------------------------
(a)  Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    d)The Portfolio incurred organization expenses in the amount of $27,491. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1995, this fee amounted to $492,941.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Exclusive Placement Agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended October 31, 1995, Signature's fee for these services amounted to $17,480.

    c)During the period November 1, 1994, through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan may receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses and brokerage costs, at 0.03% of the Portfolio's average daily net assets. For the period November 1, 1994, through August 31, 1995, Morgan agreed to reimburse the Fund $430 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through October 31, 1996. For the fiscal year ended October 31, 1995, Morgan has agreed to reimburse the Portfolio $145,750 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $22,791 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolios allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,900.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period January 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 15, 1995

JPM INSTITUTIONAL MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
JPM INSTITUTIONAL SHORT TERM BOND FUND
JPM INSTITUTIONAL BOND FUND
JPM INSTITUTIONAL TAX EXEMPT BOND FUND
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.


THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND


ANNUAL REPORT
OCTOBER 31, 1995